RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

9. RELATED PARTY TRANSACTIONS

During the years ended December 31, 2025, 2024 and 2023, the Company entered into the following transactions with related parties:

	December 31, 2025	December 31, 2024	December 31, 2023

Consulting fees paid or accrued to officers or their companies	$1,355,222	$1,082,804	$1,035,063
Directors' fees	2,146	2,191	2,223

Stock option grants to officers and directors	-	$88,543	$23,750
Stock option grant price range	-	CAD$1.30	CAD$0.81

Of the total consulting fees noted above, $1,074,210, $797,186, and $720,442 for the years ended December 31, 2025, 2024, and 2023 respectively, was incurred by the Company to a private company of which a related party is a 50% shareholder and director.  The related party was entitled to receive $537,105, $398,593 and $360,221, of this amount for the years ended December 31, 2025, 2024, and 2023, respectively.  As at December 31, 2025 and 2024 respectively, a balance of $134,904 and a prepaid balance of $90,602 exists to this related company and $Nil remains payable in all years to the related party for expenses earned for work on behalf of the Company.

During 2025, the Company did not grant options to insiders. During 2024, the Company granted 175,000 options to insiders at a price of $0.95 (CAD$1.30).  A total of $88,543 was included in consulting fees related to these options.  During 2023, the Company granted 62,500 options to insiders at a price of $0.68 (CAD$0.92).  A total of $23,750 was included in consulting fees related to these options.